Quaterly financial data (Unaudited) (Details 3) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Loss/(Gain) on sale of investment securities						$ (105,000)	$ (89,200)	$ (36,700)	$ 4,000	$ (32,700)	$ 35,600
Net loss						4,662,500	4,079,400	11,562,800	2,105,300	13,668,100	3,672,500
Trade accounts receivable						(188,200)	(175,600)	156,600	50,100	206,700	75,500
Inventories						471,600	733,600	1,081,300	637,900	1,719,200	560,000
Accounts payable						270,100	(191,500)	170,300	461,300	652,400	79,600
Lease Liabilities						(138,900)	106,500	807,900		29,000	(20,000)
Other long term liabilities						0	(107,600)	0	0	(10,900)	10,900
Net cash used in operating activities						(3,659,700)	(2,849,000)	(3,259,200)	(1,931,000)	(5,190,200)	(3,580,100)
Capital expenditures						(106,200)	(253,000)	(594,200)	(163,400)	(757,600)	(198,700)
Purchase of other intangible assets						0	(1,500)	(500)	(66,500)	(67,000)	(58,700)
Net cash provided by (used) in investing activities						2,372,600	1,803,500	(362,500)	(3,386,800)	(3,749,300)	(10,884,000)
Net cash received in financing activities						0	0	2,470,100	(163,400)	2,306,700	16,588,800
Effect of changes in foreign currency exchange rates on cash and cash equivalents						4,500	1,500	(174,300)	103,000	(71,300)	(9,200)
Net (decrease) increase in cash and cash equivalents						(1,282,600)	(1,044,000)	(1,325,900)	(5,378,200)	(6,704,100)	2,115,500
Cash and cash equivalents, beginning of period		$ 1,927,100	$ 2,971,100		$ 4,297,000	1,927,100	2,971,100	4,297,000	9,675,200	9,675,200	7,559,700
Cash and cash equivalents, end of period	$ 644,500			$ 2,971,100		644,500	1,927,100	2,971,100	4,297,000	2,971,100	9,675,200
Depreciation and amortization							380,800		327,300	688,200	251,500
Record right-of-use assets						0	104,326	69,600	0	1,010,900	0
Record lease liabilities						0	104,642	69,100	0	1,010,400	0
Stock-based compensation	$ 584,700	$ 602,600		430,500	$ 653,700	$ 1,187,300	1,236,700	1,084,200	1,266,400	2,350,600	2,108,000
Effect of Restatement [Member]
Net loss			(417,200)							(8,023,700)
Deferred income taxes			417,200							3,743,600
Net cash used in operating activities			0							0
Net cash provided by (used) in investing activities			0
Net (decrease) increase in cash and cash equivalents			0
Deferred income taxes			(417,200)							(3,743,600)
As Filed [Member]
Loss/(Gain) on sale of investment securities			56,900							32,700
Net loss			(1,292,000)							(5,644,400)
Deferred income taxes			417,200							(1,253,600)
Unrealized holding (gain)/loss on investment securities			12,100							233,700
Trade accounts receivable			391,200							(206,700)
Inventories			(334,100)							(1,719,200)
Prepaid and other current assets			26,400							(207,800)
Income tax receivable			(300)							172,200
Operating lease right of use assets			29,700
Accounts payable			(674,800)							652,400
Accrued expenses and taxes			(11,100)							180,300
Deferred Revenue			(27,900)							0
Lease Liabilities			(32,200)							807,900
Other long term liabilities			0							(10,900)
Net cash used in operating activities			(1,466,300)							(5,190,200)
Redemption of investment securities			1,043,000							2,709,800
Purchase of investment securities			14,800							5,634,500
Capital expenditures			(160,100)							(757,600)
Purchase of other intangible assets			(1,500)							(67,000)
Payment of Finance Lease Obligations			0
Net cash provided by (used) in investing activities			866,600							(3,749,300)
Bank overdraft			84,000							(321,700)
Net cash received in financing activities			84,000							2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents			(17,700)							(71,300)
Net (decrease) increase in cash and cash equivalents			(533,400)							(6,704,100)
Cash and cash equivalents, beginning of period			2,971,100				2,971,100		9,675,200	9,675,200
Cash and cash equivalents, end of period			2,437,700	2,971,100				2,971,100		2,971,100	9,675,200
Depreciation and amortization			188,900							688,200
Record right-of-use assets			41,100							1,010,900
Record lease liabilities			38,800							1,010,400
Stock-based compensation			618,100							2,350,600
Deferred income taxes			(417,200)							1,253,600
As Restated [Member]
Loss/(Gain) on sale of investment securities			56,900							32,700
Net loss			(1,709,200)							(13,668,100)
Deferred income taxes			0							(2,490,000)
Unrealized holding (gain)/loss on investment securities			12,100							233,700
Trade accounts receivable			391,200							(206,700)
Inventories			(334,100)							(1,719,200)
Prepaid and other current assets			26,400							(207,800)
Income tax receivable			(300)							172,200
Operating lease right of use assets			29,700
Accounts payable			(674,800)							652,400
Accrued expenses and taxes			(11,100)							180,300
Deferred Revenue			(27,900)							0
Lease Liabilities			(32,200)							807,900
Other long term liabilities			0							(10,900)
Net cash used in operating activities			(1,466,300)							(5,190,200)
Redemption of investment securities			1,043,000							2,709,800
Purchase of investment securities			14,800							5,634,500
Capital expenditures			(160,100)							(757,600)
Purchase of other intangible assets			(1,500)							(67,000)
Payment of Finance Lease Obligations			0
Net cash provided by (used) in investing activities			866,600							(3,749,300)
Bank overdraft			84,000							(321,700)
Net cash received in financing activities			84,000							2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents			(17,700)							(71,300)
Net (decrease) increase in cash and cash equivalents			(533,400)							(6,704,100)
Cash and cash equivalents, beginning of period			2,971,100				$ 2,971,100		$ 9,675,200	9,675,200
Cash and cash equivalents, end of period			2,437,700	$ 2,971,100				$ 2,971,100		2,971,100	$ 9,675,200
Depreciation and amortization			188,900							688,200
Record right-of-use assets			41,100							1,010,900
Record lease liabilities			38,800							1,010,400
Stock-based compensation			618,100							2,350,600
Deferred income taxes			$ 0							$ 2,490,000